Property, Plant and Equipment	12 Months Ended
Jul. 31, 2019
Property, plant and equipment [abstract]
Property, Plant and Equipment

9. Property, Plant and Equipment

	Balance at	Additions from			Balance at
		business
Cost	July 31, 2018	acquisitions	Additions	Adjustments	July 31, 2019
Land	$1,038	$4,301	$–	$–	$5,339
Buildings	32,536	18,855	11,365	88,078	150,834
Leasehold Improvements	206	–	421	–	627
Furniture and equipment	1,661	119	4,576	–	6,356
Cultivation and production equipment	4,031	9,913	28,085	–	42,029
Vehicles	151	–	880	–	1,031
Computers	659	529	1,793	–	2,981
Construction in progress	15,433	12,286	117,909	(88,078)	57,550
	$55,715	$46,003	$165,029	$–	$266,747

	Balance at	Additions from			Balance at
		business
Accumulated depreciation	July 31, 2018	acquisitions	Depreciation	Adjustments	July 31, 2019
Land	$–	$–	$–	$–	$–
Buildings	533	–	3,859	–	4,392
Leasehold Improvements	9	–	121	–	130
Furniture and equipment	527	–	585	(650)	462
Cultivation and production equipment	69	–	1,497	650	2,216
Vehicles	56	–	77	–	133
Computers	188	–	433	–	621
	$1,382	$–	$6,572	$–	$7,954

	Balance at	Additions from			Balance at
		business	Net Additions /
Net Carrying Value	July 31, 2018	acquisitions	(Deductions)	Adjustments	July 31, 2019
Land	$1,038	$4,301	$–	$–	$5,339
Buildings	32,003	18,855	7,506	88,078	146,442
Leasehold Improvements	197	–	300	–	497
Furniture and equipment	1,134	119	3,991	650	5,894
Cultivation and production equipment	3,962	9,913	26,588	(650)	39,813
Vehicles	95	–	803	–	898
Computers	471	529	1,360	–	2,360
Construction in progress	15,433	12,286	117,909	(88,078)	57,550
	$54,333	$46,003	$158,457	$–	$258,793

As at July 31, 2019, there was $21,265 (July 31, 2018 – $3,920) of property, plant and equipment in accounts payable and accrued liabilities. During the year ended July 31, 2019, the Company capitalized $4,825 of depreciation to inventory and capitalized borrowing costs to buildings in the amount of $511 (July 31, 2018 – $994) at an average annual interest rate of 3.2% . During the period depreciation expensed to the statement of loss was $1,474 (July 31, 2018 - $876).

Adjustments during the period, reflect the activation of an asset’s useful life, transitioning from construction in progress to the appropriate property, plant and equipment classification. The Company has contractual commitments for remaining leasehold improvements of $33,455 payable in fiscal year 2020 as at July 31, 2019 (July 31, 2018 - $40,471).

	Balance at			Balance at
Cost	July 31, 2017	Additions	Adjustments	July 31, 2018
Land	$358	$680	$–	$1,038
Buildings	3,745	3,930	24,861	32,536
Leasehold Improvements	–	206	–	206
Furniture and equipment	900	1,233	(472)	1,661
Cultivation and production equipment	380	3,165	486	4,031
Vehicles	114	33	4	151
Computers	234	425	–	659
Construction in progress	605	39,707	(24,879)	15,433
	$6,336	$49,379	$–	$55,715

	Balance at			Balance at
Accumulated depreciation	July 31, 2017	Depreciation	Adjustments	July 31, 2018
Land	$–	$–	$–	$–
Buildings	194	339	–	533
Leasehold Improvements	–	9	–	9
Furniture and equipment	165	195	167	527
Cultivation and production equipment	23	213	(167)	69
Vehicles	26	30	–	56
Computers	78	110	–	188
	$486	$896	$–	$1,382

	Balance at	Net Additions /		Balance at
Net Carrying Value			Adjustments
	July 31, 2017	(Deductions)		July 31, 2018
Land	$358	$680	$–	$1,038
Buildings	3,551	3,591	24,861	32,003
Leasehold Improvements	–	197	–	197
Furniture and equipment	735	1,038	(639)	1,134
Cultivation and production equipment	357	2,952	653	3,962
Vehicles	88	3	4	95
Computers	156	315	–	471
Construction in progress	605	39,707	(24,879)	15,433
	$5,850	$48,483	$–	$54,333